Acquisition of 39PU	12 Months Ended
Jun. 30, 2021
Business Combination Others Abstract [Abstract]
ACQUISITION OF 39PU
6.	ACQUISITION OF 39PU

On October 2, 2019, the Company completed the acquisition of 51% equity interest in 39Pu, which is engaged in the distribution of dark tea and based in Hunan Province, China. Under the terms of the purchase agreement, the consideration was comprised of cash consideration of $2.4 million and share consideration of 1,000,000 Ordinary Shares, at a per share price of $0.34. In addition, a contingent cash consideration of $0.6 million and a share consideration of 400,000 ordinary shares will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39Pu in its next fiscal years. On October 17 and 28, 2019, the Company paid the share consideration of 7000,000 Ordinary Shares, which consists of share consideration of 400,000 ordinary shares and 300,000 ordinary shares as cashless settlement of $0.6 million at per unit cost of $5 per share.

As of December 31, 2020, 39Pu’s met financial performance requirement for the 12 months from January 1, 2020 through December 31, 2020, accordingly for the three months ended December 31, 2019 not reaching the earn-out payment condition. In addition, due to the effects of COVID-19, the financial performance of 39Pu for the year ended June 30, 2020 did not meet the earn-out payment condition.

The acquisition had been accounted for as a business combination and the results of operations of 39Pu have been included in the Company’s consolidated financial statements from the acquisition date. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent preliminary valuation report and management’s experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition, using the exchange rate of 7.1489 on that day.

Fair value
ASSETS
Net tangible assets	$3,509,468
Goodwill	9,573,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	$7,510,000
Including: initial investment	5,800,000
earn-out payment	1,710,000

The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on October 2, 2019.

Fair value
Carrying amounts of major classes of acquired assets
Cash	$29,728
Short-term investments	1,447,775
Inventories	1,352,379
Property and equipment, net	716,811
Other assets	243,645
Total assets	3,790,338
Less: total liabilities	(280,870)
Net tangible assets	$3,509,468

The amount of operating income and net loss that resulted from the acquisition and included in the consolidated statements of operations and comprehensive income (loss) during the year ended June 30, 2020 were $417,705 and $32,301, respectively.

The accounting literature establishes guidelines regarding the presentation of this unaudited pro forma information. Therefore, this unaudited pro forma information is not intended to represent, nor does the Company believe it is indicative of, the consolidated results of operations of the Company that would have been reported had the acquisition been completed as of July 1, 2019. Furthermore, this unaudited pro forma information does not give effect to the anticipated business and tax synergies of the acquisition and is not representative or indicative of the anticipated future consolidated results of operations of the Company.

The unaudited pro forma consolidated financial information reflects the historical results of the 39Pu, adjusted to reflect the acquisition had it been completed as of July 1, 2019. The most significant pro forma adjustments to the historical results of operations relate to the application of purchase accounting for the acquisition. The unaudited pro forma financial information includes various assumptions, including those related to the finalization of the purchase price allocation.

	Urban Tea	39Pu	Pro Forma Financial Data
Revenue	$865,705	$119,028	$984,733
Cost of revenues	(508,462)	(54,946)	(563,408)
Gross profit	357,243	64,082	421,325

Total operating expenses	(2,813,636)	(119,086)	(2,932,722)

Total other income, net	333,966	546,050	880,016

Net loss before income taxes	(2,122,427)	491,046	(1,631,381)

Income tax expenses	-	-	-
Net loss	(2,122,427)	491,046	(1,631,381)

Less: Net loss attributable to non-controlling interests	15,827	-	15,827

Net (loss) income attributable to BIT BROTHER LTD (fka URBAN TEA, INC.)’s Shareholders	$(2,106,600)	$491,046	$(1,615,554)

(Loss) income per share- basic and diluted	$(0.06)	$-	$(0.05)

Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	-	33,227,331

*	No pro forma adjustments were noted during the period.